Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net loss per common share
Schedule of Basic and Diluted Net Income Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31, 2022
	2023	2022

Comprehensive net loss attributable to stockholders	$(25,563,699)	$(59,999,072)

Weighted average common shares outstanding
Basic and diluted	2,604,717	2,522,175

Net loss per common share
Basic and diluted	$(9.81)	$(23.79)